Trust Preferred Insurance Note Securitization 2016-1, Ltd

Report to:

Trust Preferred Insurance Note Securitization 2016-1, Ltd

1 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 (212) 773-3000 www.ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Trust Preferred Insurance Note Securitization 2016-1, Ltd c/o Walkers Fiduciary Limited 27 Hospital Road, George Town Grand Cayman KY1-9008 Cayman Islands

Re: Trust Preferred Insurance Note Securitization 2016-1, Ltd

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report, EJF Capital LLC, and Merrill Lynch, Pierce, Fenner & Smith Incorporated (collectively, the “Specified Parties”) solely to assist Trust Preferred Insurance Note Securitization 2016-1, Ltd (the “Issuer”) in evaluating the accuracy of certain information with respect to the portfolio of senior notes, surplus notes and trust preferred securities (the “Collateral Obligations”) listed on electronic data files and related decodes prepared by EJF Capital LLC (“EJF Capital”), on behalf of the Issuer, in relation to the preliminary offering memorandum dated 12 January 2016 (the “Preliminary Offering Memorandum”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Preliminary Offering Memorandum.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, EJF Capital, on behalf of the Issuer, provided us with the following information:

a.	Electronic data files and related decodes that contain information on the Collateral Obligations as of 20 November 2015 (the “Pricing Cut-off Date”), as subsequently adjusted and updated as described in Attachment A, certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.	A copy of the Preliminary Offering Memorandum,

c.	Copies of certain broker statements of EJF Capital which show the purchase of certain Collateral Obligations (each, a “Broker Statement”),

d.	Copies of certain Collateral Obligations’ executed and draft indentures (each, a “Collateral Indenture”),

e.	Copies of organization charts or other legal documents for certain Collateral Obligations (each, an “Organization Chart”) and

f.	Instructions, assumptions and methodologies (the “Assumptions”), which we summarized on the attached Exhibit 2 of Attachment A.

The information provided by EJF Capital, on behalf of the Issuer, is referred to herein as the “Source Documents.”

Trust Preferred Insurance Note Securitization 2016-1, Ltd Page 2

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Cut-off Date Data Files (as defined on Attachment A). The Issuer is responsible for the Pricing Cut-off Date Data Files (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Cut-off Date Data Files (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Preliminary Offering Memorandum, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Preliminary Offering Memorandum, (e) the accuracy of the information obtained from Moody’s Investors Service or their website (“Moody’s”), (f) the accuracy of the information obtained from A.M. Best Company or their website (“A.M. Best”), (g) the  accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and information provided to us by EJF Capital, on behalf of the Issuer or (h) the accuracy of the information obtained from a third party data, news and analytics vendor (the “Data Vendor”). This report does not constitute a legal determination as to the Issuer’s compliance with the Preliminary Offering Memorandum’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Trust Preferred Insurance Note Securitization 2016-1, Ltd Page 3

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or

b.	Making any findings with respect to:

i.	Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Collateral Obligations,

iii.	Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

1 February 2016

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this Attachment A, the Preliminary Offering Memorandum relates to the offering of the Issuer’s and Trust Preferred Insurance Note Securitization 2016-1, LLC’s (the ”Co-Issuer” and, together with the Issuer, the ”Co-Issuers”) Class A Senior Secured Floating Rate Notes (the “Class A Notes”). Concurrently with the offering of the Class A Notes, the Issuer is expected to issue the Class B Mezzanine Deferrable Floating Rate Notes (the “Class B Notes” and, together with the Class A Notes, the “Notes”), the Class A Preferred Shares (the “Class A Preferred Shares”), and the Class B Preferred Shares (the “Class B Preferred Shares” and, together with the Class A Preferred Shares, the “Preferred Shares”).

EJF Capital, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Cut-off Date Data Files (as defined herein) were the Collateral Obligations the Issuer is expected to purchase on the Closing Date (as defined in the Preliminary Offering Memorandum) and will be managed by TPINS Manager LLC, an affiliate of EJF Capital, (the “Collateral Manager”) from and after the Closing Date (as defined in the Preliminary Offering Memorandum). Furthermore, EJF Capital, on behalf of the Issuer, indicated that the Collateral Obligations ultimately purchased by the Issuer on the Closing Date (as defined in the Preliminary Offering Memorandum) may not include all of the Collateral Obligations listed on the Pricing Cut-off Date Data Files (as defined herein) and may include other Senior Notes, Surplus Notes or Trust Preferred Securities acquired after the Pricing Cut-off Date. We performed no procedures regarding the accuracy or validity of the EJF Capital’s representation regarding the portfolio of Senior Notes, Surplus Notes or Trust Preferred Securities that ultimately will be purchased by the Issuer on the Closing Date (as defined in the Preliminary Offering Memorandum). The procedures we performed were limited to comparing certain information of the Collateral Obligations on the Pricing Cut-off Date Data Files (as defined herein).

Attachment A Page 2 of 4

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.	We obtained from EJF Capital, on behalf of the Issuer, electronic data files and related decodes containing information on the Collateral Obligations as of the Pricing Cut-off Date, except with respect to any ratings and related information which are as of 29 January 2016. We compared the Characteristics indicated below, as shown on these electronic data files, to the corresponding information on the Source Documents and Data Sources (as defined herein) as indicated below and EJF Capital adjusted the information on these electronic data files to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Pricing Cut-off Date Data Files.”

2.	For each Collateral Obligation listed on Exhibit 1 to Attachment A, except as noted on Exhibit 2 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions in Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendor, (b) A.M. Best, (c) Moody’s, (d) Collateral Indenture, (e) Broker Statements and (f) Organization Charts. Where more than one Data Source is listed for a Characteristic, EJF Capital, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Cut-off Date Data Files for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources

Operating Company Name (labeled as “Operating”)	Collateral Indenture, A.M. Best, Organization Charts, Data Vendor

Holding Company Name (labeled as “Parent”)	Collateral Indenture, A.M. Best, Organization Charts

Type of Insurance Company (labeled as “Type of Insurance Company”)	A.M. Best, Moody’s, Organization Charts, Data Vendor

Ticker[1] (labeled as “Ticker”)	A.M. Best

2. (Continued)

Characteristics	Data Sources

Type of Security (labeled as “Type of Security”)	Collateral Indenture

Notional Amount (labeled as “Old Notional” or “New Notional,” as applicable)	Collateral Indenture, Broker Statements

1 Only for certain Collateral Obligations for which the information of the Characteristic was disclosed on Exhibit 1 of Attachment A.

Attachment A Page 3 of 4

Maturity (labeled as “Maturity”)	Collateral Indenture

Spread (labeled as “Libor Spread”)	Collateral Indenture

Operating Company Region[1] (labeled as “Operating Company Region”)	Collateral Indenture, A.M. Best, Moody’s

Parent Company Region[1] (labeled as “Parent Company Region”)	Collateral Indenture, A.M. Best, Moody’s

Holding Company-Issuer Credit Rating (“ICR”) (labeled as “AM Best Ratings – Holding Co. / Long Term ICR”)	A.M. Best, Organization Charts

Holding Company-ICR Outlook (labeled as “AM Best Ratings – Holding Co. / Outlook1”)	A.M. Best, Organization Charts

Holding Company-Financial Strength (labeled as “AM Best Ratings – Holding Co. / Financial Strength”)	A.M. Best, Organization Charts

Holding Company-Financial Strength Outlook (labeled as “AM Best Ratings – Holding Co. / Outlook2”)	A.M. Best, Organization Charts

Operating Company-ICR (labeled as “AM Best Ratings – Operating / Long Term ICR”)	A.M. Best, Organization Charts

Operating Company-ICR Outlook (labeled as “AM Best Ratings – Operating / Outlook1”)	A.M. Best, Organization Charts

Operating Company-Financial Strength (labeled as “AM Best Ratings – Operating / Financial Strength”)	A.M. Best, Organization Charts

Operating Company-Financial Strength Outlook (labeled as “AM Best Ratings – Operating / Outlook2”)	A.M. Best, Organization Charts

1 Only for certain Collateral Obligations for which the information of the Characteristic was disclosed on Exhibit 1 of Attachment A.

Attachment A Page 4 of 4

2. (Continued)

Characteristics	Data Sources

Intermediate Holding Company-ICR (labeled as “AM Best Ratings- Intermediate Holding Co. / Long Term ICR”)	A.M. Best, Organization Charts

Intermediate Holding Company Outlook (labeled as “AM Best Ratings – Intermediate Holding Co. / Outlook 1”)	A.M. Best, Organization Charts

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within +/- 30 days or less.

We performed no other procedures on any other information on Exhibit 1 to Attachment A.

Exhibit 1 to Attachment A

Certain information from the Pricing Cut-off Date Data Files

(refer to Items 1 and 2.)

Operating	Parent	Type of Insuance Company	Ticker		Type of Security	Old Notional
American Equity Investment Life Insurance Company	American Equity Investment Life Holding Company	Life & Health	AEL		Trust Preferred	$15,000,000
American European Insurance Group	American European Group, Inc.	Property & Casualty		A	Trust Preferred	$0	A
Arbella Mutual Insurance Company	Arbella Mutual Insurance Company	Property & Casualty			Surplus Notes	$8,000,000
Argo Group International Holdings, Ltd.	Argo Group International Holdings, Ltd.	Property & Casualty	AGII		Trust Preferred	$17,500,000
Argo Group US, Inc.	Argo Group International Holdings, Ltd.	Property & Casualty	AGII		Trust Preferred	$15,000,000
ARX Holding Corp.	Progressive Corporation	Property & Casualty		A	Senior Notes	$6,000,000
Atlantic American Corporation	Atlantic American Corporation	Life & Health	AAME		Trust Preferred	$15,000,000
Builders Insurance (A Mutual Captive Company)	Builders Insurance (A Mutual Captive Company)	Property & Casualty		A	Surplus Notes	$15,000,000
Burlington Insurance Group Holdings, Inc.	IFG Companies	Property & Casualty			Trust Preferred	$15,000,000
Century-National Insurance Company	Kramer-Wilson Company, Inc.	Property & Casualty			Trust Preferred	$10,000,000
Century-National Insurance Company	Kramer-Wilson Company, Inc.	Property & Casualty			Trust Preferred	$10,000,000
Columbia Mutual Insurance Company	Columbia Mutual Insurance Company	Property & Casualty			Surplus Notes	$15,000,000
Employers Preferred Insurance Company	Employers Holding, Inc.	Property & Casualty	EIG		Surplus Notes	$10,000,000
Farmers Mutual Fire Insurance Company of Salem County	Farmers Mutual Fire Insurance Company of Salem County	Property & Casualty		A	Surplus Notes	$3,600,000
FinCor Holdings, Inc	Medical Professional Mutual Insurance Company	Property & Casualty			Trust Preferred	$12,000,000
Grange Mutual Casualty Company	Grange Mutual Casualty Company	Property & Casualty			Surplus Notes	$20,000,000
GuideOne Mutual Insurance Company	GuideOne Mutual Insurance Company	Property & Casualty			Surplus Notes	$20,000,000
HealthMarkets Group	Healthmarkets, Inc.	Life & Health			Trust Preferred	$0	A
Homesteaders Life Company	Homesteaders Life Company	Life & Health			Surplus Notes	$6,000,000
Imperial Fire and Casualty Insurance Company	National General Holdings Corp.	Property & Casualty	NGHC		Surplus Notes	$5,000,000
James River Group, Inc.	James River Group Holdings, Ltd.	Property & Casualty	JRVR		Senior Notes	$10,000,000
Lancer Insurance Company	Lancer Financial Group, Inc.	Property & Casualty		A	Trust Preferred	$15,000,000
Lincoln Heritage Life Insurance Company	Londen Insurance Group, Inc.	Life & Health			Trust Preferred	$15,000,000
Manhattan Life Insurance Company	Harris Insurance Holdings, Inc.	Life & Health			Surplus Notes	$0	A
Meadowbrook Insurance Group, Inc.	Fosun International Limited	Property & Casualty	MIG		Senior Notes	$13,000,000
MMG Insurance Company	MMG Financial Services, Inc.	Property & Casualty		A	Trust Preferred	$6,000,000
MTL Insurance Company	MTL Holdings, Inc.	Life & Health			Trust Preferred	$10,000,000
Mutual of Enumclaw Insurance Company	Mutual of Enumclaw Insurance Company	Property & Casualty			Surplus Notes	$10,000,000
Mutual of Enumclaw Insurance Company	Mutual of Enumclaw Insurance Company	Property & Casualty			Surplus Notes	$10,000,000
National Grange Mutual Insurance Company	Main Street America Group Mutual Holdings, Inc.	Property & Casualty			Surplus Notes	$15,000,000
National Lloyds Insurance Company	Hilltop Holdings Inc	Property & Casualty	HTH		Surplus Notes	$10,000,000
National Lloyds Insurance Company	Hilltop Holdings Inc	Property & Casualty	HTH		Surplus Notes	$10,000,000
New Era Life Insurance Company	New Era Enterprises, Inc.	Life & Health		A	Surplus Notes	$0	A
New London County Mutual Insurance Company	New London County Mutual Insurance Company	Property & Casualty			Surplus Notes	$7,500,000
Novae Group Plc	Novae Group Plc	Property & Casualty	NVA		Senior Notes	$15,000,000
Ohio Indemnity Company	Fenist, LLC	Property & Casualty		A	Trust Preferred	$7,000,000
Ohio Indemnity Company	Fenist, LLC	Property & Casualty			Trust Preferred	$8,000,000
Preferred Mutual Insurance Company	Preferred Mutual Insurance Company	Property & Casualty			Surplus Notes	$10,000,000
Public Service Mutual Insurance Company	Public Service Mutual Holding Company	Property & Casualty			Surplus Notes	$0	A
R.V.I. America Insurance Company	Quantum Partners LP	Property & Casualty			Trust Preferred	$15,000,000
Republic Companies, Inc.	Delek Group Ltd.	Property & Casualty			Trust Preferred	$10,000,000
Republic Companies, Inc.	Delek Group Ltd.	Property & Casualty			Trust Preferred	$20,000,000
State National Insurance Company, Inc.	State National Companies, Inc.	Property & Casualty	SNC		Trust Preferred	$17,500,000
Union Mutual Fire Insurance Company	Union Mutual Fire Insurance Company	Property & Casualty		A	Surplus Notes	$7,500,000
Utica First Insurance Company	Utica First Insurance Company	Property & Casualty			Surplus Notes	$3,500,000
Western General Insurance Company	Western General Holding Company, Inc.	Property & Casualty			Trust Preferred	$0	A
Western National Mutual Insurance Company	Western National Insurance Group	Property & Casualty			Surplus Notes	$4,000,000
		A			A		A

Operating	New Notional		Maturity	LIBOR Spread	Operating Company Region	Parent Company Region
American Equity Investment Life Insurance Company	$11,000,000		4/29/2034	3.90%	National	National
American European Insurance Group	$5,000,000		12/4/2032	4.00%	Region 1	Region 1
Arbella Mutual Insurance Company	$8,000,000	A	10/29/2033	3.95%	Region 1	Region 1
Argo Group International Holdings, Ltd.	$5,500,000		5/15/2033	4.10%	A		A
Argo Group US, Inc.	$5,500,000		5/15/2033	4.10%	Region 1
ARX Holding Corp.	$6,000,000		4/29/2034	3.80%	Region 1	Region 2
Atlantic American Corporation	$11,000,000		5/15/2033	4.10%	National	National
Builders Insurance (A Mutual Captive Company)	$11,000,000		12/4/2032	4.00%	Region 1	Region 1
Burlington Insurance Group Holdings, Inc.	$11,000,000		5/15/2033	4.10%	Region 1	Region 1
Century-National Insurance Company	$1,000,000		9/30/2033	3.95%	Region 5	Region 1
Century-National Insurance Company	$10,000,000		10/29/2033	3.95%	Region 5	Region 1
Columbia Mutual Insurance Company	$11,000,000		12/4/2032	4.00%	Region 3	Region 3
Employers Preferred Insurance Company	$10,000,000		4/29/2034	4.25%	Region 1	Region 3
Farmers Mutual Fire Insurance Company of Salem County	$3,600,000		12/4/2032	4.00%	Region 1	Region 1
FinCor Holdings, Inc	$11,000,000		4/29/2034	3.80%	Region 2	Region 1
Grange Mutual Casualty Company	$11,000,000		10/29/2033	3.95%	Region 2	Region 2
GuideOne Mutual Insurance Company	$11,000,000		5/15/2033	4.10%	Region 3	Region 3
HealthMarkets Group	$11,000,000		4/29/2034	3.50%	National	National
Homesteaders Life Company	$6,000,000		9/30/2033	3.95%	National	National
Imperial Fire and Casualty Insurance Company	$5,000,000		4/29/2034	4.05%	Region 4	Region 1
James River Group, Inc.	$10,000,000		4/29/2034	3.85%	Region 1		A
Lancer Insurance Company	$11,000,000		5/15/2033	4.10%	Region 2	Region 2
Lincoln Heritage Life Insurance Company	$11,000,000		5/15/2033	4.10%	National	National
Manhattan Life Insurance Company	$7,000,000		4/29/2034	4.05%	National	National
Meadowbrook Insurance Group, Inc.	$11,000,000		4/29/2034	4.00%	Region 2		A
MMG Insurance Company	$6,000,000		10/29/2033	3.85%	Region 1	Region 1
MTL Insurance Company	$10,000,000		5/15/2033	4.10%	National	National
Mutual of Enumclaw Insurance Company	$10,000,000		10/29/2033	3.95%	Region 5	Region 5
Mutual of Enumclaw Insurance Company	$1,000,000		10/29/2033	3.85%	Region 5	Region 5
National Grange Mutual Insurance Company	$11,000,000		5/15/2033	4.10%	Region 1	Region 1
National Lloyds Insurance Company	$10,000,000		5/15/2033	4.10%	Region 4	Region 1
National Lloyds Insurance Company	$1,000,000		9/30/2033	4.05%	Region 4	Region 1
New Era Life Insurance Company	$10,000,000		4/29/2034	4.00%	National	National
New London County Mutual Insurance Company	$7,500,000	A	12/4/2032	4.00%	Region 1	Region 1
Novae Group Plc	$11,000,000		6/30/2034	3.50%	A		A
Ohio Indemnity Company	$7,000,000		9/30/2033	4.05%	Region 2	Region 2
Ohio Indemnity Company	$4,000,000		12/4/2032	4.00%	Region 2	Region 2
Preferred Mutual Insurance Company	$10,000,000		5/15/2033	4.10%	Region 1	Region 1
Public Service Mutual Insurance Company	$11,000,000		10/29/2033	3.95%	Region 1	Region 2
R.V.I. America Insurance Company	$11,000,000		12/4/2032	4.00%	Region 1		A
Republic Companies, Inc.	$10,000,000		9/30/2033	4.00%	Region 4
Republic Companies, Inc.	$1,000,000		10/29/2033	3.85%	Region 4
State National Insurance Company, Inc.	$11,000,000		12/4/2032	4.00%	Region 4	Region 1
Union Mutual Fire Insurance Company	$7,500,000		5/15/2033	4.10%	Region 1	Region 1
Utica First Insurance Company	$3,500,000		12/4/2032	4.00%	Region 1	Region 1
Western General Insurance Company	$4,500,000		10/29/2033	3.95%	Region 5	Region 5
Western National Mutual Insurance Company	$4,000,000	A	5/15/2033	4.10%	Region 3	Region 3
A				A	A	A

	AM Best Ratings - Holding Co Parent				AM Best Ratings - Operating Operating
Operating	Long Term ICR	Outlook 1	Financial Strength	Outlook 2	Long Term ICR	Outlook 1	Financial Strength	Outlook 2
American Equity Investment Life Insurance Company	bbb-	Stable	NR	NR	a-	Stable	A-	Stable
American European Insurance Group	NR	NR A	NR	NR	bb+	Stable	B	Stable
Arbella Mutual Insurance Company	a-	Stable	A-	Stable	a-	Stable	A-	Stable
Argo Group International Holdings, Ltd.	bbb	Stable	NR	NR A	a	Stable	a	Stable
Argo Group US, Inc.	bbb	Stable	NR	NR	a	Stable	A	Stable
ARX Holding Corp.	a	Stable	NR	NR	a+	Stable	A	Stable
Atlantic American Corporation	NR	NR A	NR	NR	a-	Stable	A-	Stable
Builders Insurance (A Mutual Captive Company)	a-	Positive	A-	Positive	a-	Positive	A-	Positive
Burlington Insurance Group Holdings, Inc.	NR	NR A	NR	NR A	a	Positive	A	Stable
Century-National Insurance Company	NR	NR	NR	NR	a	Negative	A	Negative
Century-National Insurance Company	NR	NR	NR	NR	a	Negative	A	Negative
Columbia Mutual Insurance Company	a-	Negative	A-	Negative	a-	Negative	A-	Negative
Employers Preferred Insurance Company	bbb-	Negative	NR	NR A	a-	Negative	A-	Negative
Farmers Mutual Fire Insurance Company of Salem County	a-	Stable	A-	Stable	a-	Stable	A-	Stable
FinCor Holdings, Inc	a	Stable	A	Stable	a-	Stable	A-	Stable
Grange Mutual Casualty Company	a+	Negative	A	Stable	a+	Negative	A	Stable
GuideOne Mutual Insurance Company	a	Stable	A	Stable	a	Stable	A	Stable
HealthMarkets Group	bb	Stable	NR	NR A	NR	NR	NR	NR	A
Homesteaders Life Company	a-	Stable	A-	Stable	a-	Stable	A-	Stable
Imperial Fire and Casualty Insurance Company	bbb-	Stable	NR	NR A	a-	Stable	A-	Stable
James River Group, Inc.	bbb-	Positive	NR	NR	a-	Positive	A-	Positive
Lancer Insurance Company	NR	NR A	NR	NR	a-	Stable	A-	Stable
Lincoln Heritage Life Insurance Company	NR	NR	NR	NR	a-	Stable	A-	Stable
Manhattan Life Insurance Company	NR	NR	NR	NR	bbb-	Stable	B+	Stable
Meadowbrook Insurance Group, Inc.	NR	NR	NR	NR	bbb+	Stable	B++	Stable
MMG Insurance Company	NR	NR	NR	NR	a	Stable	A	Stable
MTL Insurance Company	NR	NR	NR	NR	a-	Positive	A-	Positive
Mutual of Enumclaw Insurance Company	a-	Stable	A-	Stable	a-	Stable	A-	Stable
Mutual of Enumclaw Insurance Company	a-	Stable	A-	Stable	a-	Stable	A-	Stable
National Grange Mutual Insurance Company	NR	NR A	NR	NR A	a+	Stable	A	Stable
National Lloyds Insurance Company	NR	NR	NR	NR	a	Negative	A	Negative
National Lloyds Insurance Company	NR	NR	NR	NR	a	Negative	A	Negative
New Era Life Insurance Company	NR	NR	NR	NR	bbb-	Stable	B+	Stable
New London County Mutual Insurance Company	a-	Stable	A-	Stable	a-	Stable	A-	Stable
Novae Group Plc	NR	NR A	NR	NR A	NR	NR	NR	NR	A
Ohio Indemnity Company	NR	NR	NR	NR	a-	Stable	A-	Stable
Ohio Indemnity Company	NR	NR	NR	NR	a-	Stable	A-	Stable
Preferred Mutual Insurance Company	a+	Stable	A	Stable	a+	Stable	A	Stable
Public Service Mutual Insurance Company	NR	NR A	NR	NR A	bb+	Negative	B	Stable
R.V.I. America Insurance Company	NR	NR	NR	NR	a-	Stable	A-	Stable
Republic Companies, Inc.	NR	NR	NR	NR	a-	Positive	A-	Positive
Republic Companies, Inc.	NR	NR	NR	NR	a-	Positive	A-	Positive
State National Insurance Company, Inc.	bbb	Stable	NR	NR	a	Stable	A	Stable
Union Mutual Fire Insurance Company	a-	Stable	A-	Stable	a-	Stable	A-	Stable
Utica First Insurance Company	a	Positive	A	Stable	a	Positive	A	Stable
Western General Insurance Company	NR	NR A	NR	NR A	bbb-	Negative	B+	Negative
Western National Mutual Insurance Company	a+	Stable	A	Stable	a+	Stable	A	Stable
A		A		A				A

AM Best Ratings - Intermediate Holding Co
Operating	Long Term ICR	Outlook 1
American Equity Investment Life Insurance Company
American European Insurance Group
Arbella Mutual Insurance Company
Argo Group International Holdings, Ltd.
Argo Group US, Inc.	bbb	Stable
ARX Holding Corp.			A
Atlantic American Corporation	bbb-	Stable
Builders Insurance (A Mutual Captive Company)			A
Burlington Insurance Group Holdings, Inc.
Century-National Insurance Company
Century-National Insurance Company
Columbia Mutual Insurance Company
Employers Preferred Insurance Company	bbb-	Negative
Farmers Mutual Fire Insurance Company of Salem County			A
FinCor Holdings, Inc	NR	NR
Grange Mutual Casualty Company
GuideOne Mutual Insurance Company
HealthMarkets Group
Homesteaders Life Company
Imperial Fire and Casualty Insurance Company
James River Group, Inc.
Lancer Insurance Company
Lincoln Heritage Life Insurance Company
Manhattan Life Insurance Company
Meadowbrook Insurance Group, Inc.	bb	Positive
MMG Insurance Company				A
MTL Insurance Company
Mutual of Enumclaw Insurance Company
Mutual of Enumclaw Insurance Company
National Grange Mutual Insurance Company
National Lloyds Insurance Company
National Lloyds Insurance Company
New Era Life Insurance Company
New London County Mutual Insurance Company
Novae Group Plc
Ohio Indemnity Company
Ohio Indemnity Company
Preferred Mutual Insurance Company
Public Service Mutual Insurance Company
R.V.I. America Insurance Company
Republic Companies, Inc.
Republic Companies, Inc.
State National Insurance Company, Inc.
Union Mutual Fire Insurance Company
Utica First Insurance Company
Western General Insurance Company
Western National Mutual Insurance Company
A

Exhibit 2 to Attachment A

Assumptions

(refer to Item 2.)

1.	EJF Capital, on behalf of the Issuer, indicated that the Collateral Obligations with the respective maturities as listed below, with the term “Floating Rate Junior Subordinated Deferrable Interest Debentures” as shown on the respective Collateral Indentures, should be considered as Trust Preferred Securities with regard to the Type of Security Characteristic (labeled as “Type of Security” on Exhibit 1 to Attachment A) as shown on the Pricing Cut-off Date Data Files:

Collateral Obligations	Maturity

American European Insurance Group	12/4/2032

Atlantic American Corporation	5/15/2033

Burlington Insurance Group Holdings, Inc.	5/15/2033

Century-National Insurance Company	9/30/2033

Century-National Insurance Company	10/29/2033

FinCor Holdings, Inc	4/29/2034

HealthMarkets Group	4/29/2034

Lancer Insurance Company	5/15/2033

Lincoln Heritage Life Insurance Company	5/15/2033

MMG Insurance Company	10/29/2033

MTL Insurance Company	5/15/2033

Ohio Indemnity Company	12/4/2032

Ohio Indemnity Company	9/30/2033

R.V.I. America Insurance Company	12/4/2032

Republic Companies, Inc.	9/30/2033

State National Insurance Company, Inc.	12/4/2032

Western General Insurance Company	10/29/2033

Exhibit 2 to Attachment A

2.	The ultimate parent company of the Collateral Obligation identified as “Atlantic American Corporation” on Exhibit 1 to Attachment A is “Harriett Robinson and Family,” as shown in the Organization Chart Data Source. EJF Capital, on behalf of the Issuer, indicated that the rating of Harriett Robinson and Family should be used when comparing the rating and related information of the holding company.

3.	EJF Capital, on behalf of the Issuer, indicated that the all Notional Amount Characteristics labeled as “Old Notional” on Exhibit 1 to Attachment A represent the principal balances of the Collateral Obligations purchased by EJF Capital on or before 25 September 2015 and the Notional Amount Characteristics labeled as “New Notional” and as boxed and indicated with the letter A on Exhibit 1 to Attachment A represent the principal balances of the Collateral Obligations purchased by EJF Capital on or before 20 November 2015.

4.	EJF Capital, on behalf of the Issuer, indicated that there were no prepayments, sales or amortizations on the Collateral Obligations subsequent to the closing dates as noted on the respective Collateral Indenture.

5.	EJF Capital indicated that all amounts under the column labeled as “New Notional” on Exhibit 1 to Attachment A represent the principal balances of the Collateral Obligations that EJF Capital expects to be transferred to the Issuer on the Closing Date. We perform no procedures to determine whether these are the actual amounts ultimately purchased by the Issuer on the Closing Date (as defined in the Preliminary Offering Memorandum).

6.	EJF Capital, on behalf of the Issuer, indicated that there are no Data Sources available with regard to the “New Notional” of the Notional Amount Characteristics for the Collateral Obligations identified as “Health Markets Group,” “Manhattan Life Insurance Company” and “Public Service Mutual Insurance Company” on Exhibit 1 to Attachment A and the correct values are as shown therein.

7.	EJF Capital, on behalf of the Issuer, indicated that for the purpose of comparing the Type of Insurance Company Characteristic, ”Life & Health” should be considered the same as “Life, Annuity & Accident.”